Quantitative information by loan class for loans modified as T D R (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 loans	Dec. 31, 2011 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	7,263	7,768
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 588,139	$ 536,380
Financing Receivable, Modifications, Post-Modification Recorded Investment	608,787	565,283
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	20,256	22,154
Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	3	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	843	143
Financing Receivable, Modifications, Post-Modification Recorded Investment	834	143
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	6	0
Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	39	10
Financing Receivable, Modifications, Pre-Modification Recorded Investment	35,181	16,229
Financing Receivable, Modifications, Post-Modification Recorded Investment	36,800	16,218
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(364)	445
Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	245	69
Financing Receivable, Modifications, Pre-Modification Recorded Investment	86,322	74,605
Financing Receivable, Modifications, Post-Modification Recorded Investment	85,388	71,338
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(219)	(693)
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	220	144
Financing Receivable, Modifications, Pre-Modification Recorded Investment	77,909	40,495
Financing Receivable, Modifications, Post-Modification Recorded Investment	64,767	38,359
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(6,489)	375
Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	11	8
Financing Receivable, Modifications, Pre-Modification Recorded Investment	8,190	16,367
Financing Receivable, Modifications, Post-Modification Recorded Investment	7,395	16,529
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(212)	(712)
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	2,554	2,438
Financing Receivable, Modifications, Pre-Modification Recorded Investment	334,615	328,728
Financing Receivable, Modifications, Post-Modification Recorded Investment	364,932	359,965
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	24,490	22,072
Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	3	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	1,272	3,016
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,267	3,097
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(3)	(125)
Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	108	165
Financing Receivable, Modifications, Pre-Modification Recorded Investment	1,752	3,702
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,684	3,553
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	217	34
Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	2,882	2,651
Financing Receivable, Modifications, Pre-Modification Recorded Investment	24,193	23,563
Financing Receivable, Modifications, Post-Modification Recorded Investment	27,822	26,444
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	81	113
Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	4	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	583	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	560	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	3	0
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	1,116	2,224
Financing Receivable, Modifications, Pre-Modification Recorded Investment	16,875	27,688
Financing Receivable, Modifications, Post-Modification Recorded Investment	16,931	27,671
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	2,743	645
Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	12	8
Financing Receivable, Modifications, Pre-Modification Recorded Investment	164	93
Financing Receivable, Modifications, Post-Modification Recorded Investment	168	95
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	4	0
Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	66	49
Financing Receivable, Modifications, Pre-Modification Recorded Investment	240	1,751
Financing Receivable, Modifications, Post-Modification Recorded Investment	239	1,871
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(1)	0
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	7,164	7,382
Financing Receivable, Modifications, Pre-Modification Recorded Investment	555,398	456,399
Financing Receivable, Modifications, Post-Modification Recorded Investment	575,055	488,887
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	18,932	10,888
PUERTO RICO | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	2	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	271	143
Financing Receivable, Modifications, Post-Modification Recorded Investment	271	143
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	6	0
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	29	9
Financing Receivable, Modifications, Pre-Modification Recorded Investment	18,240	14,186
Financing Receivable, Modifications, Post-Modification Recorded Investment	18,433	14,186
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(583)	633
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	243	68
Financing Receivable, Modifications, Pre-Modification Recorded Investment	83,271	64,015
Financing Receivable, Modifications, Post-Modification Recorded Investment	82,841	64,015
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(113)	(693)
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	220	142
Financing Receivable, Modifications, Pre-Modification Recorded Investment	77,909	28,617
Financing Receivable, Modifications, Post-Modification Recorded Investment	64,767	28,617
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(6,489)	795
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	10	4
Financing Receivable, Modifications, Pre-Modification Recorded Investment	6,617	3,194
Financing Receivable, Modifications, Post-Modification Recorded Investment	5,822	3,194
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(212)	(292)
PUERTO RICO | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	2,476	2,064
Financing Receivable, Modifications, Pre-Modification Recorded Investment	325,866	291,006
Financing Receivable, Modifications, Post-Modification Recorded Investment	356,077	320,781
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	23,279	9,653
PUERTO RICO | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	108	165
Financing Receivable, Modifications, Pre-Modification Recorded Investment	1,752	3,702
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,684	3,553
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	217	34
PUERTO RICO | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	2,882	2,651
Financing Receivable, Modifications, Pre-Modification Recorded Investment	24,193	23,563
Financing Receivable, Modifications, Post-Modification Recorded Investment	27,822	26,444
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	81	113
PUERTO RICO | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	0	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	0	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	1,116	2,224
Financing Receivable, Modifications, Pre-Modification Recorded Investment	16,875	27,688
Financing Receivable, Modifications, Post-Modification Recorded Investment	16,931	27,671
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	2,743	645
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	12	8
Financing Receivable, Modifications, Pre-Modification Recorded Investment	164	93
Financing Receivable, Modifications, Post-Modification Recorded Investment	168	95
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	4	0
PUERTO RICO | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	66	46
Financing Receivable, Modifications, Pre-Modification Recorded Investment	240	192
Financing Receivable, Modifications, Post-Modification Recorded Investment	239	188
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(1)	0
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	99	386
Financing Receivable, Modifications, Pre-Modification Recorded Investment	32,741	79,981
Financing Receivable, Modifications, Post-Modification Recorded Investment	33,732	76,396
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	1,324	11,266
UNITED STATES | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	1	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	572	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	563	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	10	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	16,941	2,043
Financing Receivable, Modifications, Post-Modification Recorded Investment	18,367	2,032
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	219	(188)
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	2	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	3,051	10,590
Financing Receivable, Modifications, Post-Modification Recorded Investment	2,547	7,323
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(106)	0
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	0	2
Financing Receivable, Modifications, Pre-Modification Recorded Investment	0	11,878
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	9,742
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	(420)
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	1	4
Financing Receivable, Modifications, Pre-Modification Recorded Investment	1,573	13,173
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,573	13,335
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	(420)
UNITED STATES | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	78	374
Financing Receivable, Modifications, Pre-Modification Recorded Investment	8,749	37,722
Financing Receivable, Modifications, Post-Modification Recorded Investment	8,855	39,184
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	1,211	12,419
UNITED STATES | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	3	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	1,272	3,016
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,267	3,097
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(3)	(125)
UNITED STATES | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	0	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	0	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	4	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	583	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	560	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	3	0
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	0	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	0	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	0	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	0	0
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Modifications, Number of Contracts	0	3
Financing Receivable, Modifications, Pre-Modification Recorded Investment	0	1,559
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	1,683
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 0	$ 0